Financial Instruments - Summary of Recurring of Fair Value Measurements (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Risk
Beginning balance	R$ (25,097)
Ending balance	(33,940)	R$ (25,097)
Level 3
Risk
Beginning balance	(25,097)
Ending balance	(33,940)	(25,097)
Recurring | Level 3
Risk
Beginning balance	(174,410)	(36,630)
Acquisition of Nave Vela	(58,194)
Payment of acquisition of Nave Vela	21,098
Changes in accounts payable to selling shareholders	(89,403)	(129,430)
Interest expense	(35,127)	(8,350)	R$ (6,486)
Acquisitions			(30,144)
Fair value held in step acquisitions	7,368
Ending balance	(328,668)	(174,410)	(36,630)
Recurring | Derivative Assets | Level 3
Risk
Beginning balance	26,630	12,511	20,610
Disposals			(4,542)
Gains (losses) recognized in statement of income (loss)	9,316	14,119	(3,557)
Ending balance	35,946	26,630	12,511
Recurring | Derivative Liabilities | Level 3
Risk
Beginning balance	(25,097)	(13,637)	(30,076)
Payment of capital increase in Geekie		2,000
Acquisitions			(364)
Deferred revenue in Escola de Aplicao So Jos dos Campos	54	50	51
Disposals			19,852
Gains (losses) recognized in statement of income (loss)	(8,897)	(13,510)	(3,100)
Ending balance	R$ (33,940)	R$ (25,097)	R$ (13,637)